Retirement benefit obligations - Schedule of Net Retirement Benefits Amounts Recognized in Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	£ 2,906	£ 3,488
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	2,945	3,532	£ 3,732
Present value of funded obligations
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	(27,118)	(30,201)	(28,965)
Fair value of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Amounts Recognized in Balance Sheet [Line Items]
Defined benefit asset	£ 30,063	£ 33,733	£ 32,697